Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss Per Share
3.	LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders (in thousands, except per share data):

	Three Months Ended June 30,
	2021	2020
Net loss	$(90,442)	$(2,194)
Weighted- average shares outstanding – Basic and Diluted	8,768,051	7,100,668
Net loss per share – Basic and Diluted	$(10.31)	$(0.31)

	Six Months Ended June 30,
	2021	2020
Net loss	$(245,360)	$(3,429)
Weighted- average shares outstanding – Basic and Diluted	8,271,509	7,098,016
Net loss per share – Basic and Diluted	$(29.66)	$(0.48)

There are no common stock, warrants and preferred stock that were dilutive for the three and six months ended June 30, 2021 and 2020. Due to net losses for the three and six months ended June 30, 2021 and 2020, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive. The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	Three Months Ended June 30,
	2021	2020
Stock options	3,162,883	3,055,376
Redeemable convertible preferred stock	36,809,092	32,865,949
Warrants	2,280,661	1,738,382

	42,252,636	37,659,707

	Six Months Ended June 30,
	2021	2020
Stock options	3,162,883	3,055,376
Redeemable convertible preferred stock	36,809,092	32,865,949
Warrants	2,280,661	1,738,382

	42,252,636	37,659,707

3.	LOSS PER SHARE
The following table presents the calculation of basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020 and 2019 (in thousands, except per share data):

	2020	2019
Net loss	$(30,419)	$(11,467)
Series B Redeemable Convertible Preferred Stock accretion	—	(79)

Net Loss to Common Stockholders	$(30,419)	$(11,546)

Weighted-average shares outstanding – Basic and Diluted	7,108,389	7,043,575

Net loss per share – Basic and Diluted	$(4.28)	$(1.64)
There was no common stock, warrants and redeemable convertible preferred stock that were dilutive for the years ended December 31, 2020 and 2019. Due to net losses for the years ended December 31, 2020 and 2019, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive.
The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	2020	2019
Stock options	3,891,768	2,104,223
Preferred stock	32,865,949	32,865,949
Warrants	1,738,382	1,668,382

	38,496,099	36,638,554